Borrowings and financial liabilities -Convertible notes to NEGMA following termination (Details) € / shares in Units, € in Thousands, $ in Thousands						12 Months Ended
		Nov. 18, 2020 EUR (€) shares	May 17, 2020 EUR (€)	May 07, 2020 item shares	Apr. 06, 2020 EUR (€) shares	Dec. 31, 2020 EUR (€) item € / shares	Dec. 31, 2020 EUR (€) item € / shares shares	Dec. 31, 2020 EUR (€) item € / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€) item € / shares	Dec. 31, 2019 EUR (€) item shares	Dec. 31, 2018 EUR (€)
Disclosure of other provisions [line items]
Damages claimed in shares | shares							7,000,000
Number of bonds | item						140	140	140		140
Par value of bond						€ 10	€ 10	€ 10		€ 10
Penalty						910
Number of shares to be delivered | shares							7,000,000
Value of shares to be delivered recorded as financial indemnity expense						7,357
Financial expenses						1,531					€ 1,496	€ 215
Capital increase from offering						23,486			$ 974
Net financial income related to Negma returning to Biophytis damages paid						34
Penalty payment to be received from investor						910
Financial income						€ 34					€ 18	€ 17
Closing price | € / shares						€ 0.921	€ 0.921	€ 0.921		€ 0.921
Biophytis shares to be received from Negma	[1]					€ (1,212)
Bonds converted to new shares | item								310			242
Number of warrants exercised | shares							3,860,142
Exercise of warrants (in shares) | shares							694,444
Convertible notes to NEGMA
Disclosure of other provisions [line items]
Penalty			€ 7		€ 911
Damages						378
Number of shares to be delivered | shares							2,050,000
Value of shares to be delivered recorded as financial indemnity expense						1,394
Non-extinguishment of liability in principal amount		€ 1,212
Number of shares to be returned | shares		2,050,000
Net financial income related to Negma returning to Biophytis damages paid		€ 378
Penalty payment to be received from investor		€ 41
Value of shares to be returned						€ 23,500
Bonds converted to new shares				41				68		68	242
Number of shares issued upon conversion of bonds | shares				2,050,000			3,400,000				10,499,841
Provisions for litigation | Convertible notes to NEGMA
Disclosure of other provisions [line items]
Damages claimed, monetary					€ 911
Damages claimed in shares | shares					7,000,000
Principal amount of loan					€ 1,400

[1]	The judgment of the Paris Court of Appeal of November 18, 2020 ordered the return by Negma of the 2,050,000 Biophytis shares previously delivered following the judgment of May 7, 2020. As a result, the Company recognized at the date of the judgment of November 18, 2020 the right to receive the 2,050,000 shares to be returned by Negma in equity for € 1,212 thousand (as restated) and a corresponding increase of the financial liability (see notes 13.2 and 15).